[CHAPMAN AND CUTLER LETTERHEAD]

May 17, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust
(Registration Nos. 333-146827; 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 1174 and under the Investment Company Act of 1940, as amended, Amendment No. 1175 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Innovator U.S. Small Cap Power Buffer ETF™ – June, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

The Registrant will separately request that the Commission grant the effectiveness of this Post-Effective Amendment to the Amended Registration Statement to become effective on May 29, 2024, and will file a correspondence for the request pursuant to Rule 461 of the General Rules and Conditions of the Commission under the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures